Unusual or Infrequent Items Impacting Quarterly Results	12 Months Ended
Dec. 31, 2020
Unusual or Infrequent Items, or Both [Abstract]
Unusual or Infrequent Items Impacting Quarterly Results

15.	Unusual or Infrequent Items Impacting Quarterly Results.

On May 21, 2018, the Company completed the disposition of 40 industrial warehouse properties and three additional land parcels to an affiliate of Blackstone Real Estate Partners VIII, L.P. for $347.2 million.

Provision for income taxes in the fourth quarter of 2020 was favorably impacted by $1,100,000 due to a carryback of our 2020 tax net operating loss to fiscal 2016 when the federal tax rate was 35%.